UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

MARCH 31, 2015

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	March 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.6%
Johnson Controls Inc.	105,802	$5,336,653

Hotels, Restaurants & Leisure - 0.9%
Starwood Hotels & Resorts Worldwide Inc.	33,712	2,814,952
Yum! Brands Inc.	57,502	4,526,557

Total Hotels, Restaurants & Leisure		7,341,509

Media - 7.3%
Comcast Corp., Class A Shares	471,386	26,619,168
Twenty-First Century Fox Inc.	85,676	2,899,276
Walt Disney Co.	308,060	32,312,413

Total Media		61,830,857

Specialty Retail - 4.0%
Home Depot Inc.	208,562	23,694,729
TJX Cos. Inc.	154,163	10,799,118

Total Specialty Retail		34,493,847

TOTAL CONSUMER DISCRETIONARY		109,002,866

CONSUMER STAPLES - 9.0%
Beverages - 1.7%
Coca-Cola Co.	192,759	7,816,377
PepsiCo Inc.	68,076	6,509,427

Total Beverages		14,325,804

Food & Staples Retailing - 3.9%
CVS Health Corp.	179,689	18,545,702
Wal-Mart Stores Inc.	177,016	14,559,566

Total Food & Staples Retailing		33,105,268

Food Products - 1.3%
General Mills Inc.	54,623	3,091,662
Kraft Foods Group Inc.	44,091	3,840,988
Mondelez International Inc., Class A Shares	112,393	4,056,263

Total Food Products		10,988,913

Household Products - 2.1%
Kimberly-Clark Corp.	60,989	6,532,532
Procter & Gamble Co.	139,384	11,421,125

Total Household Products		17,953,657

TOTAL CONSUMER STAPLES		76,373,642

ENERGY - 7.6%
Energy Equipment & Services - 1.6%
Cameron International Corp.	99,210	4,476,355	*
Schlumberger Ltd.	66,204	5,524,062
Weatherford International PLC	301,290	3,705,867	*

Total Energy Equipment & Services		13,706,284

Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.	87,972	7,284,961
Chevron Corp.	114,194	11,988,086
ConocoPhillips	57,418	3,574,845
Exxon Mobil Corp.	230,616	19,602,360
Hess Corp.	54,676	3,710,860
Occidental Petroleum Corp.	69,881	5,101,313

Total Oil, Gas & Consumable Fuels		51,262,425

TOTAL ENERGY		64,968,709

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
FINANCIALS - 14.9%
Banks - 5.7%
BB&T Corp.	74,466	$2,903,429
Citigroup Inc.	169,793	8,747,735
JPMorgan Chase & Co.	272,479	16,506,778
U.S. Bancorp	128,280	5,601,988
Wells Fargo & Co.	263,934	14,358,010

Total Banks		48,117,940

Consumer Finance - 1.0%
American Express Co.	32,538	2,541,869
Synchrony Financial	186,372	5,656,390	*

Total Consumer Finance		8,198,259

Diversified Financial Services - 2.5%
Berkshire Hathaway Inc., Class A Shares	98	21,315,000	*

Insurance - 4.1%
MetLife Inc.	208,087	10,518,798
Travelers Cos. Inc.	224,261	24,249,342

Total Insurance		34,768,140

Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	88,694	8,350,540

Real Estate Management & Development - 0.6%
Forest City Enterprises Inc., Class A Shares	214,691	5,478,914	*

TOTAL FINANCIALS		126,228,793

HEALTH CARE - 14.9%
Biotechnology - 2.1%
Amgen Inc.	63,262	10,112,431
BioMarin Pharmaceutical Inc.	26,322	3,280,248	*
Celgene Corp.	40,605	4,680,944	*

Total Biotechnology		18,073,623

Health Care Equipment & Supplies - 0.8%
Medtronic PLC	87,295	6,808,137

Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	40,020	4,549,073
Cardinal Health Inc.	52,589	4,747,209
Express Scripts Holding Co.	48,871	4,240,537	*
UnitedHealth Group Inc.	118,157	13,976,791

Total Health Care Providers & Services		27,513,610

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific Inc.	51,361	6,899,837

Pharmaceuticals - 8.0%
AbbVie Inc.	84,201	4,929,127
Bristol-Myers Squibb Co.	127,079	8,196,595
Johnson & Johnson	184,759	18,586,755
Merck & Co. Inc.	276,150	15,873,102
Pfizer Inc.	390,054	13,569,979
Roche Holding AG, ADR	188,399	6,477,158

Total Pharmaceuticals		67,632,716

TOTAL HEALTH CARE		126,927,923

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.7%
Honeywell International Inc.	126,684	13,214,408
Raytheon Co.	86,460	9,445,755

Total Aerospace & Defense		22,660,163

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide Inc.	52,140	$3,817,691
United Parcel Service Inc., Class B Shares	90,537	8,776,657

Total Air Freight & Logistics		12,594,348

Commercial Services & Supplies - 1.1%
Tyco International PLC	137,430	5,917,736
Waste Management Inc.	63,868	3,463,561

Total Commercial Services & Supplies		9,381,297

Electrical Equipment - 0.5%
Eaton Corp. PLC	59,967	4,074,158

Industrial Conglomerates - 3.8%
3M Co.	56,944	9,392,913
General Electric Co.	627,933	15,579,018
United Technologies Corp.	66,827	7,832,124

Total Industrial Conglomerates		32,804,055

Road & Rail - 0.4%
Norfolk Southern Corp.	36,360	3,742,171

TOTAL INDUSTRIALS		85,256,192

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 0.8%
Cisco Systems Inc.	258,798	7,123,415

Internet Software & Services - 2.5%
Facebook Inc., Class A Shares	75,238	6,185,692	*
Google Inc., Class A Shares	12,582	6,979,235	*
Google Inc., Class C Shares	14,053	7,701,044	*

Total Internet Software & Services		20,865,971

IT Services - 2.7%
Automatic Data Processing Inc.	120,909	10,354,647
Visa Inc., Class A Shares	190,600	12,467,146

Total IT Services		22,821,793

Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	113,780	3,557,900
Texas Instruments Inc.	62,166	3,554,963

Total Semiconductors & Semiconductor Equipment		7,112,863

Software - 5.7%
Adobe Systems Inc.	82,212	6,078,755	*
Microsoft Corp.	551,438	22,418,712
Oracle Corp.	177,090	7,641,434
Red Hat Inc.	79,668	6,034,851	*
SAP SE, ADR	50,900	3,673,453
VMware Inc., Class A Shares	31,520	2,584,955	*

Total Software		48,432,160

Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	233,344	29,034,994
EMC Corp.	227,844	5,823,693
International Business Machines Corp.	26,935	4,323,067

Total Technology Hardware, Storage & Peripherals		39,181,754

TOTAL INFORMATION TECHNOLOGY		145,537,956

MATERIALS - 4.8%
Chemicals - 4.5%
E.I. du Pont de Nemours & Co.	42,700	3,051,769
Ecolab Inc.	80,305	9,185,286
Monsanto Co.	23,999	2,700,847
PPG Industries Inc.	104,675	23,608,400

Total Chemicals		38,546,302

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY		SHARES	VALUE
Metals & Mining - 0.3%
Nucor Corp.		45,500	$2,162,615

TOTAL MATERIALS			40,708,917

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc.		291,982	9,533,212
Verizon Communications Inc.		152,914	7,436,208

TOTAL TELECOMMUNICATION SERVICES			16,969,420

UTILITIES - 0.3%
Electric Utilities - 0.3%
Eversource Energy		51,135	2,583,340

TOTAL COMMON STOCKS (Cost - $399,171,988)			794,557,758

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 0.6%
FINANCIALS - 0.6%
Blackstone Group LP (Cost - $2,016,887)		121,354	4,719,457

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $401,188,875)			799,277,215

	RATE	SHARES
SHORT-TERM INVESTMENTS - 6.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $57,992,265)	0.097%	57,992,265	57,992,265

TOTAL INVESTMENTS - 100.8% (Cost - $459,181,140#)			857,269,480
Liabilities in Excess of Other Assets - (0.8)%			(6,552,460)

TOTAL NET ASSETS - 100.0%			$850,717,020

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$794,557,758	—	—	$794,557,758
Master limited partnerships	4,719,457	—	—	4,719,457

Total long-term investments	$799,277,215	—	—	$799,277,215

Short-term investments†	57,992,265	—	—	57,992,265

Total investments	$857,269,480	—	—	$857,269,480

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$401,017,104
Gross unrealized depreciation	(2,928,764)

Net unrealized appreciation	$398,088,340

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2015